Consolidated statements of income (loss) - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Consolidated Statements Of Income (Loss) [Line Items]
Net sales	SFr 1,222,100	SFr 724,600	SFr 425,300
Cost of sales	(537,200)	(294,300)	(194,200)
Gross profit	684,900	430,300	231,100
Selling, general and administrative expenses	(599,800)	(571,400)	(248,200)
Operating result	85,100	(141,100)	(17,100)
Financial income	5,700	0	0
Financial expenses	(6,400)	(3,600)	(900)
Foreign exchange result	(6,500)	(14,900)	(6,400)
Income / (loss) before taxes	77,900	(159,600)	(24,400)
Income taxes	(20,200)	(10,600)	(3,100)
Net income / (loss)	57,700	(170,200)	(27,500)
Class A shares
Consolidated Statements Of Income (Loss) [Line Items]
Net income / (loss)	SFr 51,400	SFr (156,000)	SFr (27,500)
Earnings per share
Basic EPS (CHF) (in CHF per share)	SFr 0.18	SFr (0.59)	SFr (0.10)
Diluted EPS (CHF) (in CHF per share)	SFr 0.18	SFr (0.59)	(0.10)
Class B Shares
Consolidated Statements Of Income (Loss) [Line Items]
Net income / (loss)	SFr 6,300	SFr (14,200)
Earnings per share
Basic EPS (CHF) (in CHF per share)	SFr 0.02	SFr (0.06)	0
Diluted EPS (CHF) (in CHF per share)	SFr 0.02	SFr (0.06)	SFr 0